Long-Term Employee Benefits (Multiemployer Plan) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
DuPont Pension and Retirement Plan (U.S.) [Member]
Multiemployer Plans [Line Items]
Pension and other postretirement benefit expense	$ 48	$ 51	$ 126
Other U.S. and non-U.S. Plans [Member]
Multiemployer Plans [Line Items]
Pension and other postretirement benefit expense	$ 5	$ (1)	$ 38